Fair Value Measurements and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 42,050	$ 46,517
Interest expense for liabilities carried at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	3,476	2,774
Interest expense for liabilities carried at amortized cost [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 38,574	$ 43,743